Note 13 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2017	December 31, 2018

Interest rate swap contracts	Current liabilities – Derivatives	229,451	41,435

Interest rate swap contracts	Long-term liabilities – Derivatives	16,631	-

Total derivative liabilities		246,082	41,435

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Interest rate swap contracts - Fair value	(Loss) / gain on derivatives, net	12,921	(5,901)	204,647
Interest rate swap contracts - Realized (loss) / gain	(Loss) / gain on derivatives, net	(132,075)	19,071	(201,745)
Total (Loss) / gain on interest rate swap contracts		(119,154)	13,170	2,902
FFA contracts not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2017	Year Ended December 31, 2018
FFA contracts - Fair value	(Loss)/gain on derivatives, net	(781)	-
FFA contracts - Realized gain/(loss)	(Loss)/gain on derivatives, net	-	(47,245)
Total loss on FFA contracts		(781)	(47,245)